Share-Based Payments - Summary of Share Options and Restricted Shares Outstanding (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Numbers of options, ending balance	2,012,336
Number of restricted shares, ending balance	101,666
2020 ESOP Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price per share, Granted during the year | $ / shares	$ 0.01
Weighted average exercise price per share, ending balance | $ / shares	$ 0.01
Numbers of options, Granted during the year	1,125,334
Numbers of options, ending balance	1,125,334
Number of restricted shares, Granted during the year	101,666
Number of restricted shares, ending balance	101,666